Trade and other receivables (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Receivables [Abstract]
Schedule of trade and other receivables

	June 30, 2025	September 30, 2024
Receivables from third-party customers	$5,519	$4,223
Other receivables	2,460	2,883
Sales and income tax receivables	247	2,371
Less: Allowance for current expected credit losses (“CECL”)	(88)	(202)

	2024	2023
Receivables from third-party customers	$5,704	$9,987
Other receivables	3,895	488
Sales and income tax receivables	3,203	1,775
Less: Allowance for current expected credit losses (“CECL”)	(273)	(473)

Schedule of changes in current expected credit losses
	June 30, 2025	September 30, 2024
Opening balance	$202	$350
Less: Removal of accounts receivables	(202)	(350)
Plus: Provision for CECL	88	202

Trade receivables are non-interest bearing and are generally on terms of 30 to 60 days. There are no receivables due from third party customers that are past due, and not impaired at each reporting date. Set out below are the changes in the CECL during each year.

	2024	2023
Opening CECL balance	$473	$253
Less: Removal of accounts receivables	(473)	(253)
Plus: Provision for CECL	273	473